Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Humacyte, Inc.
Related party expenses	$ 166	$ 313	$ 620	$ 571